VESSELS UNDER CAPITAL LEASES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 51,167	$ 45,316	$ 43,106
Number of vessels under capital lease	3	3
Vessels under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Cost	600,733	600,394
Accumulated depreciation	(115,101)	(98,491)
Net book value	485,632	501,903
Depreciation and amortization	16,600	16,600	15,400
Number of vessels under capital lease	3	3
Drydocking Costs, Vessels Under Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Cost	9,900	9,900
Accumulated depreciation	$ 6,700	$ 4,900